Borrowings - Debt classification (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Borrowings
Non Current Borrowings	$ 3,137.2	$ 3,219.2	[1]
Current borrowings	102.4	128.7	[1]
Borrowings	3,239.6	3,347.9
Senior Notes
Borrowings
Non Current Borrowings	2,160.9	2,164.2
Current borrowings	18.6	19.3
Debentures and bank term loans
Borrowings
Non Current Borrowings	976.3	1,055.0
Current borrowings	79.1	102.6
Letters of credit
Borrowings
Current borrowings	$ 4.7	$ 6.8

[1]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 21).